CONSOLIDATED BALANCE SHEETS (Parentheticals) - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CONSOLIDATED BALANCE SHEETS
Accounts receivable, net of provision	$ 0	$ 0	$ 0
Preferred stock, par value		$ 0	$ 0
Preferred stock, shares authorized	5,000,000	5,000,000	5,000,000
Preferred stock, par value	$ 0	$ 0
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value	$ 5.96	$ 0.0001	$ 0.0001
Common stock, authorized	200,000,000	200,000,000	200,000,000
Common stock, issued	23,159,119	22,812,048	13,387,344
Common stock, outstanding	23,159,119	22,812,048	13,387,344